Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Sep. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill Activity
The following table reflects goodwill activity for fiscal 2013 and 2012:

in millions
	Chicken	Beef	Pork	Prepared Foods	International	Consolidated
Balance at October 1, 2011
Goodwill	$911	$1,123	$317	$63	$67	$2,481
Accumulated impairment losses	—	(560)	—	—	(29)	(589)
	911	563	317	63	38	1,892
Fiscal 2012 Activity:
Impairment losses	—	—	—	—	—	—
Currency translation and other	(2)	—	—	—	1	(1)
Balance at September 29, 2012
Goodwill	909	1,123	317	63	68	2,480
Accumulated impairment losses	—	(560)	—	—	(29)	(589)
	$909	$563	$317	$63	$39	$1,891

Fiscal 2013 Activity:
Acquisition	$—	$—	$—	$12	$—	$12
Impairment losses	—	—	—	—	—	—
Currency translation and other	(1)	—	—	—	—	(1)
Balance at September 28, 2013
Goodwill	908	1,123	317	75	68	2,491
Accumulated impairment losses	—	(560)	—	—	(29)	(589)
	$908	$563	$317	$75	$39	$1,902

Schedule Of Other Intangible Assets By Type
The following table reflects other intangible assets by type at September 28, 2013, and September 29, 2012:

in millions
	2013	2012
Gross carrying value:
Trademarks	$85	$56
Patents, intellectual property and other	152	142
Land use rights	8	21
Less accumulated amortization	107	90
Total intangible assets	$138	$129